Cover	Feb. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as an amendment to the Current Report on Form 8-K/A filed on April 18, 2024, by Nightfood Holdings, Inc., a Nevada corporation (the "Company"), in order to correct typographical errors in the notes to the financial statements. The financial information described in Item 9.01 below makes such corrections and is filed to include the financial information in the Current Report on Form 8-K filed by the Company on February 2, 2024, that was previously omitted in accordance with Item 9.01(a) and Item 9.01(b) of Form 8-K.
Document Period End Date	Feb. 02, 2024
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road - Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	888
Local Phone Number	888-6444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false